ADVANCES FROM THE FEDERAL HOME LOAN BANK (Details Textual) (USD $)	Jun. 30, 2014	Jun. 30, 2013
Federal Home Loan Bank, Advances [Line Items]
Advances from Federal Home Loan Banks	$ 17,200,000	$ 24,255,000
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Interest Rate, Range from	0.12%	1.11%
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Interest Rate, Range to	6.95%	6.95%
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Weighted Average Interest Rate	1.39%	2.17%
Federal Home Loan Bank, Advances, General Debt Obligations, Maximum Amount Available	109,400,000
Residential Mortgage [Member]
Federal Home Loan Bank, Advances [Line Items]
Advances from Federal Home Loan Banks	$ 22,700,000	$ 31,600,000